INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Disclosure of detailed information about tax expense [Table Text Block]
	2019	2018
Current tax expense

Current year	$3,999	$2,640
Prior years	187	185
Total current tax expense	$4,186	$2,825

Deferred tax expense
Current year movement in recognized temporary differences and losses	841	279
Prior years	128
Total deferred tax expense	$969	$279

Total income tax expense	$5,155	$3,104

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2019	2018
Income tax expense at statutory rate of 26.5% (2018 - 26.5%)	$4,517	$2,887
Increase in taxes resulting from:
Non-deductible items	292	124
Other differences	346	93
Income tax expense	$5,155	$3,104

Disclosure of deferred taxes [Table Text Block]
2019	Deferred Tax Assets	Deferred Tax Liabilities

Forward exchange contracts	$-	$(60)
Property and equipment and Intangible assets	2,175	(2,181)
Accrued liabilities	938	-
Investment tax credits	-	(27)
Restricted Share Units	504	-
Tax losses	34	-
	3,651	(2,268)
Reclassification	(1,546)	1,546
	$2,105	$(722)

2018	Deferred Tax Assets	Deferred Tax Liabilities

Forward exchange contracts	$233	$-
Property and equipment and Intangible assets	1,521	(545)
Accrued liabilities	237	-
Investment tax credits	-	(59)
Restricted Share Units	1,043	-
Tax losses	215	-
	3,249	(604)
Reclassification	(604)	604
	$2,645	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
Total
2037	$41
2038	5
Total	$46

Disclosure of information about unrecognized deferred tax assets [Table Text Block]
	2019	2018
Capital losses	$1,385	$1,385